Organization, Operations and Basis of Accounting	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Organization, Consolidation and Presentation of Financial Statements Disclosure [Text Block]

1. Organization, Operations and Basis of Accounting

Signal Genetics, Inc. (the “Company”) was originally formed as Myeloma Health LLC, in January 2010. Effective January 1, 2011 with the formation of Signal Genetics LLC, substantially all the members’ interests in Myeloma Health LLC were exchanged for members’ interests in Signal Genetics LLC and Myeloma Health LLC became a subsidiary of the Company.
On June 17, 2014, the Company completed a corporate conversion and Signal Genetics LLC converted from a limited liability company to a Delaware corporation (the “Corporate Conversion”). Immediately prior to the Corporate Conversion, $27,326,287 of the note payable — related party was converted into 2,732,629 newly authorized Class C units (the “Debt Conversion”) (see Note 5 for additional information on the Debt Conversion). In connection with the Corporate Conversion, all outstanding Class A and C units of Signal Genetics LLC were converted into an aggregate of 2,932,629 shares of common stock of the Company, the members of Signal Genetics LLC became stockholders of the Company and the Company succeeded to the business of Signal Genetics LLC and its consolidated subsidiaries.
On June 23, 2014, the Company completed the initial public offering of shares of its common stock. The Company issued 850,000 shares in the offering and received net proceeds from the offering of approximately $6,144,000 (after the payment of underwriter commissions and offering expenses).
The accompanying consolidated financial statements include the Company and its wholly-owned subsidiaries. All intercompany accounts and transactions have been eliminated in consolidation.
The Company is a commercial stage, molecular diagnostic company focused on providing innovative diagnostic services that help physicians make better-informed decisions concerning the care of their patients suffering from cancer. In 2010, the Company became the exclusive licensee to the research on multiple myeloma (“MM”) performed at the University of Arkansas for Medical Sciences (“UAMS”). Myeloma Prognostic Risk Signature (“MyPRS®”) is based upon more than two decades of clinical research on nearly 10,000 MM patients who received their care at UAMS. The Company currently generates revenues from the performance of MyPRS® diagnostic tests, which was launched in April 2011.
Since its inception, the Company has devoted substantial effort in developing its products and services and has incurred losses and negative cash flows from operations. Prior to the initial public offering, all financial support had been provided by the majority member (see Note 5). As of September 30, 2014, however, following the Debt Conversion, the Corporate Conversion and the initial public offering, the Company has positive working capital and stockholders’ equity. Although the Company is forecasting continued losses and negative cash flows as it funds its expanding selling and marketing activities and research and development programs, the Company believes that it has enough cash on hand to support operations for at least a year. Going forward, as the Company continues its expansion, the Company may seek additional financing and/or strategic investments. However, there can be no assurance that any additional financing or strategic investments will be available on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, the Company will most likely be required to reduce its plans and/or certain discretionary spending, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.
The accompanying unaudited consolidated financial statements have been prepared pursuant to the rules and regulations of the Securities and Exchange Commission (the “SEC”). Certain information and note disclosures normally included in annual financial statements prepared in accordance with generally accepted accounting principles have been omitted. The accompanying unaudited consolidated financial statements include all known adjustments necessary for a fair presentation of the results of interim periods as required by accounting principles generally accepted in the United States. These adjustments consist primarily of normal recurring accruals and estimates that impact the carrying value of assets and liabilities. Actual results may materially differ from these estimates. The consolidated financial statements should be read in conjunction with the Company’s audited consolidated financial statements for the year ended December 31, 2013, which are included in the Company’s amended Registration Statement on Form S-1 filed with the SEC on June 13, 2014. The December 31, 2013 balance sheet is derived from the Company’s audited consolidated financial statements.

1. Organization, Operations and Basis of Accounting

Signal Genetics LLC (the “Company”) was originally formed as Myeloma Health LLC, in January 2010. Effective January 1, 2011 with the formation of Signal Genetics LLC, substantially all the members’ interests in Myeloma Health LLC were exchanged for members’ interests in Signal Genetics LLC and Myeloma Health LLC became a wholly-owned subsidiary. The accompanying consolidated financial statements include the Company and its wholly-owned subsidiaries, all intercompany accounts and transactions have been eliminated in consolidation.

The Company is a commercial stage, molecular diagnostic company focused on providing innovative diagnostic services that help physicians make better-informed decisions concerning the care of their patients suffering from cancer. In 2010 the Company became the exclusive licensee to the research on multiple myeloma (“MM”) performed at the University of Arkansas for Medical Sciences (“UAMS”). Myeloma Prognostic Risk Signature (“MyPRS®”) is based upon more than two decades of clinical research on nearly 10,000 MM patients who received their care at UAMS. The Company currently generates revenues from the performance of MyPRS® diagnostic tests, which was launched in April 2011.

Since its inception, the Company has devoted substantial effort in developing its product and has incurred losses and negative cash flows from operations, and at December 31, 2013 has a members’ deficiency of approximately $23,887,000. All financial support to-date has been provided by the majority member (see Note 7). The Company is forecasting continued losses and negative cash flows as it funds its selling and marketing activities and research and development programs.

These factors raise substantial doubt about the Company’s ability to continue as a going concern. The Company’s ability to successfully continue is primarily dependent upon continued support from the majority member. In addition, the Company expects to seek additional financing and/or strategic investments. However, there can be no assurance that any additional financing or strategic investments will be available on acceptable terms, if at all. If events or circumstances occur such that the Company does not obtain additional funding, the Company will most likely be required to reduce certain discretionary spending, which could have a material adverse effect on the Company’s ability to achieve its intended business objectives. The accompanying consolidated financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.